Investment Objectives and Goals - AAM Crescent CLO ETF	Oct. 14, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AAM Crescent CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Crescent CLO ETF (the “Fund”) seeks to provide capital preservation, low correlation to traditional asset classes, and current income.